Equity (10Q) (Details 8) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Excercisable	237,822	213,521	173,814	77,155	151,722
Weighted Average Remaining Life Of Warrants Or Rights	1 year 5 months 23 days	1 year 10 months 20 days
Warrants Weighted Average Exercise Price	$ 0.0264	$ 0.0284	$ 0.0286	$ 0.0289	$ 0.0269
Warrants Group One [Member]
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Excercisable	27,400	8,643
Weighted Average Remaining Life Of Warrants Or Rights	2 years 6 months 7 days	1 year 11 months 12 days
Warrants Weighted Average Exercise Price	$ 0.0225	$ 0.0275
Warrants Group Two [Member]
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Excercisable	193,968	204,878
Weighted Average Remaining Life Of Warrants Or Rights	1 year 3 months 4 days	6 months 7 days
Warrants Weighted Average Exercise Price	$ 0.0275	$ 0.0500
Warrants Group Three [Member]
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Excercisable	3,294
Weighted Average Remaining Life Of Warrants Or Rights	1 month 17 days
Warrants Weighted Average Exercise Price	$ 0.0500
Warrants Group Four [Member]
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Excercisable	13,160
Weighted Average Remaining Life Of Warrants Or Rights	2 years 9 months 29 days
Warrants Weighted Average Exercise Price	$ 0.0125